T. ROWE PRICE Balanced Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  165,976 166
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,948
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,157
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.57%, 12/26/31 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 201,157 193
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 862,301 862
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,150
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 736
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 580
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 105
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,548
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 195,000 195
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 236
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.716%, 7/15/36 (1) 1,380,000 1,381
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 651,375 600

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,202,800 1,091
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,505,350 1,310
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 87,071 86
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 795,712 808
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 404,171 410
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 1,385,000 1,382
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,561
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,550
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,197
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,338
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,875,825 1,857
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,685,000 1,699
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 1,350,000 1,350
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 84,283 83
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.095%, 1/15/36 (1) 1,075,000 1,090
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 1,205,000 1,205

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 1,210,000 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 569,341 541
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 510,624 491
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 306,730 277
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 1,405,000 1,413
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 145,000 145
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 1,013,459 1,016
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 180,000 180
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 175,000 175
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 400,000 400
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,559,774 1,379
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 2,220,000 2,214
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 351,862 341
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 803,485 732
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,614,771 1,424
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 590

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 213,126 214
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 416,864 418
Total Asset-Backed Securities (Cost $44,765) 43,287
BOND MUTUAL FUNDS 4.7%
T. Rowe Price Inflation Protected Bond Fund - I Class, 8.49% (2)(3) 1,439 15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.21% (2)(3) 26,337,576 204,906
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 8.23% (2)(3) 2,306,724 10,680
Total Bond Mutual Funds (Cost $233,227) 215,601
COMMON STOCKS 61.6%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.4%
BT Group (GBP) (4) 2,454,091 3,397
KT (KRW)  126,340 3,538
Nippon Telegraph & Telephone (JPY)  9,417,100 11,185
Verizon Communications  19,167 804
18,924
Entertainment 0.4%
Netflix (5) 26,556 16,128
Sea, ADR (5) 25,508 1,370
Walt Disney  19,426 2,377
19,875
Interactive Media & Services 3.0%
Alphabet, Class A (5) 128,514 19,397
Alphabet, Class C (5) 358,193 54,538
LY (JPY) (4) 746,300 1,911
Meta Platforms, Class A  124,018 60,221
NAVER (KRW)  19,451 2,707
Tencent Holdings (HKD)  36,100 1,406
140,180
Media 0.3%
Comcast, Class A  141,239 6,123
CyberAgent (JPY)  375,200 2,789
WPP (GBP)  569,435 5,397
14,309

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services 0.4%
T-Mobile U.S.  110,856 18,094
18,094
Total Communication Services 211,382
CONSUMER DISCRETIONARY 6.2%
Automobile Components 0.5%
Aptiv (5) 11,474 914
Autoliv, SDR (SEK)  46,486 5,597
Denso (JPY)  354,900 6,759
Dowlais Group (GBP)  1,027,528 1,012
Magna International (4) 86,900 4,734
Stanley Electric (JPY)  96,500 1,795
20,811
Automobiles 0.8%
General Motors  13,287 603
Honda Motor (JPY)  178,800 2,233
Rivian Automotive, Class A (4)(5) 28,126 308
Suzuki Motor (JPY) (4) 342,800 3,937
Tesla (5) 93,514 16,439
Toyota Motor (JPY)  523,300 13,108
36,628
Broadline Retail 1.9%
Alibaba Group Holding, ADR  17,123 1,239
Amazon.com (5) 447,131 80,654
Next (GBP)  50,068 5,836
87,729
Diversified Consumer Services 0.0%
Service Corp International  30,411 2,257
2,257
Hotels, Restaurants & Leisure 1.3%
Airbnb, Class A (5) 6,586 1,087
Amadeus IT Group (EUR)  67,156 4,311
Booking Holdings  4,182 15,172
Chipotle Mexican Grill (5) 3,238 9,412
Compass Group (GBP)  295,100 8,656
Domino's Pizza  1,600 795
DoorDash, Class A (5) 15,387 2,119
Hilton Worldwide Holdings  18,706 3,990
Las Vegas Sands  20,308 1,050
Marriott International, Class A  2,433 614
McDonald's  23,189 6,538
Norwegian Cruise Line Holdings (5) 114,835 2,404
Royal Caribbean Cruises (5) 9,772 1,358

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Starbucks  9,184 839
Wingstop  927 340
Wynn Resorts  6,371 651
59,336
Household Durables 0.3%
NVR (5) 211 1,709
Panasonic Holdings (JPY)  452,300 4,319
Persimmon (GBP)  169,611 2,812
Sony Group (JPY)  78,100 6,699
15,539
Specialty Retail 1.0%
AutoZone (5) 1,644 5,181
Bath & Body Works  5,133 257
Burlington Stores (5) 2,639 613
Carvana (5) 36,562 3,214
Home Depot  34,409 13,199
Kingfisher (GBP)  1,887,834 5,942
Lowe's  8,998 2,292
O'Reilly Automotive (5) 1,322 1,492
Ross Stores  36,214 5,315
TJX  41,183 4,177
Tractor Supply  11,055 2,893
Ulta Beauty (5) 6,797 3,554
48,129
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont (CHF)  20,790 3,165
Kering (EUR)  9,483 3,756
Lululemon Athletica (5) 5,069 1,980
Moncler (EUR)  70,962 5,295
NIKE, Class B  35,278 3,316
Samsonite International (HKD) (5) 763,500 2,893
20,405
Total Consumer Discretionary 290,834
CONSUMER STAPLES 3.9%
Beverages 0.8%
Coca-Cola  205,096 12,548
Constellation Brands, Class A  5,139 1,397
Diageo (GBP)  172,893 6,397
Heineken (EUR)  64,562 6,224
Keurig Dr Pepper  100,346 3,078
Kirin Holdings (JPY)  154,300 2,138
Monster Beverage (5) 15,044 892

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  22,561 3,948
36,622
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale  6,727 4,928
Dollar General  35,157 5,487
Dollar Tree (5) 3,220 429
Seven & i Holdings (JPY)  454,200 6,619
Sysco  4,010 325
Target  7,453 1,321
Walmart  211,499 12,726
Welcia Holdings (JPY) (4) 66,900 1,133
32,968
Food Products 0.8%
Barry Callebaut (CHF)  1,834 2,664
Kraft Heinz  13,408 495
Mondelez International, Class A  149,935 10,496
Nestle (CHF)  192,402 20,443
Tyson Foods, Class A  4,365 256
Wilmar International (SGD)  1,630,000 4,140
38,494
Household Products 0.6%
Colgate-Palmolive  127,919 11,519
Procter & Gamble  104,656 16,981
28,500
Personal Care Products 0.9%
elf Beauty (5) 2,435 478
Kenvue  803,731 17,248
L'Oreal (EUR)  15,559 7,368
Unilever (GBP)  281,025 14,108
39,202
Tobacco 0.1%
Altria Group  6,029 263
Philip Morris International  34,519 3,163
3,426
Total Consumer Staples 179,212
ENERGY 2.9%
Energy Equipment & Services 0.6%
Halliburton  349,280 13,768
Schlumberger  229,627 12,586
26,354
Oil, Gas & Consumable Fuels 2.3%
Chesapeake Energy  2,953 262

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron  40,450 6,380
ConocoPhillips  131,656 16,757
Diamondback Energy  22,959 4,550
EOG Resources  12,137 1,552
EQT  215,800 8,000
Equinor (NOK)  345,598 9,267
Exxon Mobil  133,920 15,567
Hess  3,616 552
Kinder Morgan  119,106 2,184
Marathon Petroleum  10,710 2,158
Phillips 66  17,021 2,780
Pioneer Natural Resources  8,940 2,347
Range Resources  245,018 8,436
Shell, ADR  117,506 7,878
Suncor Energy  9,653 356
TotalEnergies (EUR)  187,096 12,870
Valero Energy  3,548 606
Williams  88,109 3,434
105,936
Total Energy 132,290
FINANCIALS 10.4%
Banks 3.2%
ANZ Group Holdings (AUD)  189,790 3,638
Bank of America  398,367 15,106
BNP Paribas (EUR)  70,270 5,003
Citigroup  164,820 10,423
DBS Group Holdings (SGD)  148,000 3,950
DNB Bank (NOK)  462,140 9,186
East West Bancorp  26,016 2,058
Fifth Third Bancorp  35,709 1,329
HDFC Bank (INR)  238,689 4,160
Huntington Bancshares  55,325 772
ING Groep (EUR)  703,107 11,575
Intesa Sanpaolo (EUR)  1,338,922 4,861
JPMorgan Chase  151,580 30,361
M&T Bank  500 73
Mitsubishi UFJ Financial Group (JPY)  636,300 6,545
National Bank of Canada (CAD)  99,693 8,395
PNC Financial Services Group  20,005 3,233
Standard Chartered (GBP)  369,292 3,131
Sumitomo Mitsui Trust Holdings (JPY)  115,108 2,515
Svenska Handelsbanken, Class A (SEK)  558,697 5,648
Truist Financial  12,686 494
United Overseas Bank (SGD)  270,400 5,878
Wells Fargo  165,003 9,564

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  4,791 307
148,205
Capital Markets 1.4%
Ares Management, Class A  4,955 659
Bank of New York Mellon  16,867 972
BlackRock  930 775
Blackstone  3,300 434
Bridgepoint Group (GBP)  642,572 2,103
Brookfield (CAD)  118,844 4,973
Cboe Global Markets  2,266 416
Charles Schwab  170,581 12,340
CME Group  21,021 4,526
Goldman Sachs Group  22,899 9,565
Intercontinental Exchange  13,107 1,801
Julius Baer Group (CHF)  81,465 4,725
KKR  5,090 512
LPL Financial Holdings  1,534 405
Macquarie Group (AUD)  30,793 4,006
Moody's  1,400 550
Morgan Stanley  47,198 4,444
MSCI  2,652 1,486
S&P Global  12,646 5,380
Tradeweb Markets, Class A  4,575 477
XP, Class A  82,556 2,118
62,667
Consumer Finance 0.3%
American Express  53,375 12,153
Capital One Financial  3,186 474
Discover Financial Services  3,831 502
Synchrony Financial  6,600 285
13,414
Financial Services 2.8%
Adyen (EUR) (5) 2,198 3,713
ANT Group, Acquisition Date: 8/14/23, Cost $411 (5)(6)(7) 411,083 414
Apollo Global Management  6,144 691
Berkshire Hathaway, Class B (5) 76,463 32,154
Challenger (AUD)  325,045 1,506
Corebridge Financial  130,519 3,750
Corpay (5) 14,921 4,604
Equitable Holdings  19,418 738
Fiserv (5) 138,931 22,204
Global Payments  15,208 2,033
Mastercard, Class A  47,640 22,942
Mitsubishi HC Capital (JPY)  368,200 2,602

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  112,644 31,437
Voya Financial  16,400 1,212
130,000
Insurance 2.7%
AIA Group (HKD)  691,000 4,648
Allstate  37,476 6,484
American International Group  34,918 2,730
AXA (EUR)  356,182 13,377
Chubb  49,691 12,876
Definity Financial (CAD)  64,510 2,054
Hartford Financial Services Group  36,653 3,777
Mandatum (EUR) (5) 141,858 633
Marsh & McLennan  26,985 5,558
MetLife  138,482 10,263
Muenchener Rueckversicherungs-Gesellschaft (EUR)  29,252 14,279
Ping An Insurance Group, Class H (HKD)  245,500 1,042
Progressive  16,539 3,421
RenaissanceRe Holdings  5,398 1,269
Sampo, Class A (EUR)  142,811 6,092
Storebrand (NOK)  503,026 4,648
Sun Life Financial (CAD)  116,250 6,343
Tokio Marine Holdings (JPY)  276,000 8,575
Travelers  33,444 7,697
Zurich Insurance Group (CHF)  14,911 8,055
123,821
Total Financials 478,107
HEALTH CARE 8.2%
Biotechnology 0.4%
AbbVie  24,526 4,466
Amgen  10,321 2,935
Argenx, ADR (5) 7,600 2,992
Biogen (5) 3,554 766
Genmab (DKK) (5) 9,413 2,822
Gilead Sciences  5,311 389
Moderna (5) 1,652 176
Regeneron Pharmaceuticals (5) 1,624 1,563
Vertex Pharmaceuticals (5) 5,365 2,243
18,352
Health Care Equipment & Supplies 1.4%
Abbott Laboratories  14,358 1,632
Alcon (CHF)  43,663 3,611
Align Technology (5) 1,417 465
Baxter International  14,650 626
Becton Dickinson & Company  6,665 1,649

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Scientific (5) 18,906 1,295
Dexcom (5) 7,528 1,044
Edwards Lifesciences (5) 17,164 1,640
Elekta, Class B (SEK)  341,076 2,571
EssilorLuxottica (EUR)  23,799 5,384
GE HealthCare Technologies  57,355 5,214
Hologic (5) 41,385 3,226
Intuitive Surgical (5) 32,950 13,150
Koninklijke Philips (EUR) (5) 204,985 4,103
Medtronic  52,912 4,611
Siemens Healthineers (EUR) (5) 117,103 7,162
Stryker  18,112 6,482
Teleflex  4,874 1,102
Zimmer Biomet Holdings  12,902 1,703
66,670
Health Care Providers & Services 2.1%
Cardinal Health  4,537 508
Cencora  45,950 11,165
Centene (5) 2,700 212
Cigna Group  22,784 8,275
CVS Health  6,511 519
Elevance Health  46,488 24,106
Fresenius (EUR)  128,834 3,474
HCA Healthcare  17,468 5,826
Humana  8,200 2,843
McKesson  3,217 1,727
Molina Healthcare (5) 1,480 608
Tenet Healthcare (5) 55,080 5,790
UnitedHealth Group  66,367 32,832
97,885
Health Care Technology 0.0%
Veeva Systems, Class A (5) 6,388 1,480
1,480
Life Sciences Tools & Services 0.8%
Agilent Technologies  11,738 1,708
Bio-Techne  9,564 673
Charles River Laboratories International (5) 600 163
Danaher  44,851 11,200
Evotec (EUR) (5) 100,331 1,564
ICON (5) 2,098 705
IQVIA Holdings (5) 769 194
Mettler-Toledo International (5) 600 799
Thermo Fisher Scientific  32,297 18,771
35,777

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 3.5%
Astellas Pharma (JPY)  556,100 6,037
AstraZeneca, ADR  350,617 23,754
Bayer (EUR)  102,257 3,132
Bristol-Myers Squibb  38,000 2,061
Eli Lilly  42,822 33,314
GSK, ADR (4) 67,092 2,876
Johnson & Johnson  112,201 17,749
Merck  108,692 14,342
Novartis (CHF)  113,265 10,971
Novo Nordisk, ADR  7,462 958
Novo Nordisk, Class B (DKK)  108,025 13,857
Otsuka Holdings (JPY)  52,400 2,184
Pfizer  41,760 1,159
Roche Holding (CHF)  38,611 9,858
Sanofi (EUR)  116,978 11,380
Viatris  90,782 1,084
Zoetis  28,185 4,769
159,485
Total Health Care 379,649
INDUSTRIALS & BUSINESS SERVICES 6.4%
Aerospace & Defense 0.9%
Boeing (5) 17,462 3,370
General Dynamics  24,442 6,905
Howmet Aerospace  16,012 1,096
Huntington Ingalls Industries  1,691 493
L3Harris Technologies  33,111 7,056
Lockheed Martin  1,189 541
Melrose Industries (GBP)  779,278 6,617
Northrop Grumman  1,611 771
RTX  13,190 1,286
Safran (EUR)  34,383 7,787
TransDigm Group  3,025 3,725
39,647
Air Freight & Logistics 0.0%
FedEx  5,159 1,495
1,495
Building Products 0.0%
Carrier Global  21,297 1,238
Johnson Controls International  8,623 563
Trane Technologies  1,554 467
2,268

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 0.3%
Cintas  2,513 1,727
Copart (5) 21,062 1,220
Element Fleet Management (CAD)  419,455 6,779
Republic Services  2,926 560
Veralto  13,538 1,200
Waste Connections  8,182 1,407
12,893
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (5) 2,305 107
Worley (AUD)  390,457 4,262
4,369
Electrical Equipment 1.0%
ABB (CHF)  206,264 9,569
AMETEK  34,634 6,334
Emerson Electric  2,700 306
Hubbell  1,200 498
Legrand (EUR)  64,269 6,806
Mitsubishi Electric (JPY)  479,500 7,957
Prysmian (EUR)  137,795 7,186
Rockwell Automation  25,170 7,333
45,989
Ground Transportation 0.8%
Canadian National Railway (4) 8,278 1,090
Canadian Pacific Kansas City (4) 4,482 395
Central Japan Railway (JPY)  101,000 2,486
CSX  333,464 12,361
JB Hunt Transport Services  2,188 436
Norfolk Southern  22,618 5,764
Old Dominion Freight Line  22,000 4,825
Saia (5) 943 552
Uber Technologies (5) 37,950 2,922
Union Pacific  31,166 7,665
38,496
Industrial Conglomerates 1.4%
3M  3,774 400
DCC (GBP)  52,286 3,804
General Electric  112,656 19,775
Honeywell International  33,622 6,901
Roper Technologies  10,616 5,954
Siemens (EUR)  136,159 25,998
62,832

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery 1.1%
Caterpillar  2,971 1,089
Cummins  32,570 9,597
Deere  9,983 4,100
Dover  18,469 3,272
Esab  2,205 244
IDEX  22,007 5,370
Ingersoll Rand  14,132 1,342
KION Group (EUR)  62,021 3,263
Nordson  1,600 439
Otis Worldwide  2,794 277
Sandvik (SEK)  238,451 5,294
SMC (JPY) (4) 4,000 2,241
Stanley Black & Decker  19,404 1,900
THK (JPY)  97,000 2,263
Westinghouse Air Brake Technologies  58,255 8,487
49,178
Passenger Airlines 0.0%
Southwest Airlines  13,538 395
United Airlines Holdings (5) 6,800 326
721
Professional Services 0.3%
Broadridge Financial Solutions  4,176 855
Equifax  1,035 277
Recruit Holdings (JPY)  122,600 5,432
TechnoPro Holdings (JPY)  139,400 2,853
Teleperformance (EUR)  19,086 1,854
TransUnion  4,700 375
11,646
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  72,969 5,198
Bunzl (GBP)  107,997 4,155
Ferguson  13,439 2,935
Mitsubishi (JPY)  237,100 5,462
SiteOne Landscape Supply (5) 900 157
Sumitomo (JPY)  248,800 6,002
23,909
Total Industrials & Business Services 293,443
INFORMATION TECHNOLOGY 14.5%
Communications Equipment 0.2%
Arista Networks (5) 3,603 1,045
Cisco Systems  38,173 1,905

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LM Ericsson, Class B (SEK) (4) 815,199 4,384
7,334
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A  55,822 6,439
Hamamatsu Photonics (JPY)  74,200 2,624
Keysight Technologies (5) 26,357 4,122
Largan Precision (TWD)  19,000 1,452
Murata Manufacturing (JPY)  217,500 4,057
Omron (JPY) (4) 45,600 1,630
TE Connectivity  64,424 9,357
Teledyne Technologies (5) 2,353 1,010
Zebra Technologies, Class A (5) 2,070 624
31,315
IT Services 0.5%
Accenture, Class A  14,021 4,860
International Business Machines  7,600 1,451
MongoDB (5) 7,774 2,788
NTT Data Group (JPY) (4) 512,100 8,212
Shopify, Class A (5) 47,097 3,635
Snowflake, Class A (5) 6,562 1,060
22,006
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices (5) 43,199 7,797
Analog Devices  29,128 5,761
Applied Materials  24,538 5,060
ASML Holding (EUR)  19,310 18,720
ASML Holding  9,283 9,009
Broadcom  16,194 21,464
Entegris  13,633 1,916
First Solar (5) 902 152
Intel  144,860 6,398
KLA  4,135 2,889
Lam Research  11,691 11,359
Lattice Semiconductor (5) 4,139 324
Microchip Technology  7,500 673
Micron Technology  91,280 10,761
Monolithic Power Systems  6,458 4,375
NVIDIA  111,887 101,097
NXP Semiconductors  54,587 13,525
QUALCOMM  67,805 11,479
Renesas Electronics (JPY)  184,100 3,248
Taiwan Semiconductor Manufacturing (TWD)  776,969 18,912
Taiwan Semiconductor Manufacturing, ADR  17,766 2,417
Texas Instruments  62,246 10,844

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tokyo Electron (JPY)  33,300 8,704
276,884
Software 4.9%
Adobe (5) 18,515 9,343
Atlassian, Class A (5) 8,807 1,718
Autodesk (5) 9,587 2,497
BILL Holdings (5) 15,226 1,046
Cadence Design Systems (5) 5,608 1,746
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (5)(6)(7) 392 418
Confluent, Class A (5) 27,731 846
Crowdstrike Holdings, Class A (5) 4,854 1,556
Datadog, Class A (5) 9,610 1,188
Descartes Systems Group (5) 6,942 636
Dynatrace (5) 10,200 474
Fair Isaac (5) 638 797
Fortinet (5) 39,250 2,681
Gen Digital  58,754 1,316
Gusto, Acquisition Date: 10/4/21, Cost $216 (5)(6)(7) 7,517 116
Intuit  14,074 9,148
Microsoft  336,224 141,456
Oracle  11,600 1,457
Palo Alto Networks (5) 2,109 599
Salesforce  30,281 9,120
SAP (EUR)  58,289 11,350
ServiceNow (5) 19,751 15,058
Synopsys (5) 18,758 10,720
Tyler Technologies (5) 600 255
Workday, Class A (5) 2,139 584
Zscaler (5) 1,850 356
226,481
Technology Hardware, Storage & Peripherals 2.2%
Apple  505,096 86,614
Pure Storage, Class A (5) 18,280 950
Samsung Electronics (KRW)  183,138 11,209
Western Digital (5) 13,479 920
99,693
Total Information Technology 663,713
MATERIALS 2.3%
Chemicals 1.2%
Air Liquide (EUR)  36,982 7,694
Akzo Nobel (EUR)  56,617 4,230
Asahi Kasei (JPY)  364,500 2,677
BASF (EUR)  71,289 4,074
CF Industries Holdings  9,830 818

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Covestro (EUR) (5) 73,321 4,011
Johnson Matthey (GBP)  139,170 3,145
Linde  33,231 15,430
Mosaic  79,800 2,590
Nutrien  25,188 1,368
RPM International  3,212 382
Sherwin-Williams  12,592 4,374
Umicore (EUR)  108,333 2,336
53,129
Construction Materials 0.1%
Martin Marietta Materials  3,746 2,300
Vulcan Materials  3,544 967
3,267
Containers & Packaging 0.1%
Amcor, CDI (AUD)  143,128 1,346
Avery Dennison  2,740 612
Ball  13,031 878
Packaging Corp. of America  1,852 351
Westrock  11,132 551
3,738
Metals & Mining 0.8%
Agnico Eagle Mines (4) 6,849 409
Antofagasta (GBP)  221,770 5,696
BHP Group (AUD)  120,793 3,493
BHP Group (GBP)  165,138 4,731
Franco-Nevada  23,659 2,819
Freeport-McMoRan  163,444 7,685
IGO (AUD)  437,530 2,016
Pilbara Minerals (AUD)  1,269,683 3,168
South32 (AUD)  1,088,164 2,123
Southern Copper (4) 16,969 1,808
Steel Dynamics  7,445 1,104
Wheaton Precious Metals  61,519 2,899
37,951
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  302,563 4,208
West Fraser Timber (4) 8,798 760
4,968
Total Materials 103,053
REAL ESTATE 0.8%
Health Care Real Estate Investment Trusts 0.0%
Welltower, REIT  11,497 1,074
1,074

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts 0.1%
Prologis, REIT  32,130 4,184
Rexford Industrial Realty, REIT  19,625 987
5,171
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  336,747 1,651
1,651
Real Estate Management & Development 0.2%
CBRE Group, Class A (5) 3,750 365
CoStar Group (5) 5,594 540
Mitsui Fudosan (JPY)  810,600 8,822
9,727
Residential Real Estate Investment Trusts 0.1%
American Homes 4 Rent, Class A, REIT  8,019 295
AvalonBay Communities, REIT  2,708 503
Camden Property Trust, REIT  1,400 138
Equity LifeStyle Properties, REIT  47,764 3,076
Essex Property Trust, REIT  3,109 761
Sun Communities, REIT  3,090 397
5,170
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  17,152 336
Regency Centers, REIT  2,200 133
Scentre Group (AUD)  2,277,585 5,030
Simon Property Group, REIT  2,938 460
5,959
Specialized Real Estate Investment Trusts 0.3%
American Tower, REIT  7,552 1,492
CubeSmart, REIT  7,500 339
Equinix, REIT  1,809 1,493
Extra Space Storage, REIT  988 146
Public Storage, REIT  22,096 6,409
Weyerhaeuser, REIT  152,458 5,475
15,354
Total Real Estate 44,106
UTILITIES 1.5%
Electric Utilities 0.8%
Constellation Energy  87,380 16,152
FirstEnergy  33,542 1,296
NextEra Energy  156,455 9,999
PG&E  135,100 2,264
PPL  5,700 157

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  29,448 2,113
Xcel Energy  64,600 3,472
35,453
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  387,500 1,125
1,125
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  182,600 3,011
3,011
Multi-Utilities 0.6%
Ameren  92,861 6,868
CenterPoint Energy  36,600 1,043
CMS Energy  5,238 316
Dominion Energy  48,498 2,386
Engie (EUR)  574,343 9,624
National Grid (GBP)  468,630 6,314
NiSource  7,800 216
26,767
Total Utilities 66,356
Total Common Stocks (Cost $1,347,529) 2,842,145
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (5)(6)(7) 25 27
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $4 (5)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (5)(6)(7) 3,879 285
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (5)(6)
(7) 8,505 625
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (5)(6)(7) 1,526 112
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (5)(6)(7) 10,431 161
Total Information Technology 1,212
Total Convertible Preferred Stocks (Cost $1,330) 1,212
CORPORATE BONDS 7.8%
AbbVie, 2.95%, 11/21/26  920,000 875
AbbVie, 3.20%, 5/14/26 (4) 420,000 405
AbbVie, 4.50%, 5/14/35  1,900,000 1,822
AbbVie, 4.70%, 5/14/45  915,000 856
AbbVie, 4.80%, 3/15/29 (4) 1,260,000 1,256

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 925
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 866
AerCap Ireland Capital, 5.75%, 6/6/28  1,840,000 1,863
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 233
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 369
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,555
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,000
AIB Group, VR, 6.608%, 9/13/29 (1)(4)(8) 650,000 678
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,120
Alexandria Real Estate Equities, 3.95%, 1/15/27 (4) 655,000 632
Allstate, 5.55%, 5/9/35  1,000,000 1,034
Ally Financial, 2.20%, 11/2/28  700,000 598
Altria Group, 2.35%, 5/6/25  415,000 401
Amazon.com, 2.80%, 8/22/24  1,055,000 1,043
Amazon.com, 3.875%, 8/22/37  1,645,000 1,479
Ameren, 5.70%, 12/1/26  1,820,000 1,840
America Movil, 2.875%, 5/7/30  2,525,000 2,234
America Movil, 6.375%, 3/1/35 (4) 300,000 327
American Express, VR, 6.489%, 10/30/31 (8) 2,785,000 2,978
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,297
American Honda Finance, 5.65%, 11/15/28  1,655,000 1,702
Amgen, 2.77%, 9/1/53  447,000 277
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,208
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 606
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,021
AT&T, 2.25%, 2/1/32  1,400,000 1,139
AT&T, 3.50%, 6/1/41  680,000 528
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,305
AutoZone, 3.125%, 4/21/26  650,000 624
AutoZone, 5.05%, 7/15/26  2,690,000 2,689
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 3,175,000 3,164
Banco Santander, 3.49%, 5/28/30  200,000 181
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,293
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,110,000 1,106
Bank of America, 4.20%, 8/26/24  600,000 596
Bank of America, 6.11%, 1/29/37  900,000 954
Bank of America, 6.75%, 6/1/28  700,000 741
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,827
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,454
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 1,962
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,905
Bank of New York Mellon, VR, 6.474%, 10/25/34 (8) 1,885,000 2,045
Banner Health, 1.897%, 1/1/31  670,000 551
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,823
Barclays, VR, 5.674%, 3/12/28 (8) 750,000 753

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAT Capital, 4.39%, 8/15/37  1,385,000 1,164
BAT Capital, 5.834%, 2/20/31  810,000 813
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,572
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,569
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,217
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,877
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,316
BlackRock Funding, 4.70%, 3/14/29  785,000 785
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,264
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,620
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 376
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 775
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,491
Boston Properties, 3.65%, 2/1/26  1,165,000 1,123
BPCE, 4.50%, 3/15/25 (1) 1,000,000 985
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,015
Bristol-Myers Squibb, 5.10%, 2/22/31  490,000 493
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 542
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,185
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,249
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 712
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 494
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 394
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,231
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,490
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 853
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,261
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,160
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 370
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,487
Cardinal Health, 3.75%, 9/15/25  1,005,000 981
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(9) 269,995 264
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(9) 406,741 398
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(9) 482,955 485
CBRE Services, 5.50%, 4/1/29  555,000 558
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1)(4) 505,000 463
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 881
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,436
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,442
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,906
CMS Energy, 4.70%, 3/31/43  840,000 736
CMS Energy, 4.875%, 3/1/44  1,200,000 1,110
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,820
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,179
Comcast, 4.15%, 10/15/28  2,455,000 2,396
CommonSpirit Health, 2.76%, 10/1/24  960,000 944

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CommonSpirit Health, 2.782%, 10/1/30  755,000 654
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,653
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,711
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,504
Crown Castle, 2.25%, 1/15/31  1,440,000 1,185
Crown Castle, 2.90%, 3/15/27  735,000 686
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 474
Cummins, 4.90%, 2/20/29 (4) 320,000 321
CVS Health, 1.875%, 2/28/31  1,745,000 1,419
CVS Health, 2.70%, 8/21/40  660,000 458
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,066
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,880
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 398
Discover Bank, 2.70%, 2/6/30  2,000,000 1,712
Discover Financial Services, 3.75%, 3/4/25  590,000 579
DTE Energy, 5.10%, 3/1/29  2,570,000 2,548
Duke Energy, 2.65%, 9/1/26  640,000 604
Duke Energy, 3.75%, 9/1/46  500,000 376
Duke Energy, 4.85%, 1/5/27  2,660,000 2,646
Elevance Health, 4.65%, 1/15/43  915,000 828
Enbridge, 4.25%, 12/1/26  590,000 577
Enbridge, 6.20%, 11/15/30  345,000 365
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 240
Energy Transfer, 3.75%, 5/15/30  765,000 701
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,224
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,808
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 739
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 430
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 445
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,182
Exelon, 5.15%, 3/15/29  590,000 589
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,992
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 474
First American Financial, 4.60%, 11/15/24  415,000 411
FirstEnergy Transmission, 4.35%, 1/15/25 (1)(4) 1,310,000 1,294
Fiserv, 3.20%, 7/1/26  1,100,000 1,054
Fiserv, 5.45%, 3/15/34  2,035,000 2,059
Ford Motor Credit, 7.122%, 11/7/33  640,000 687
General Motors, 4.00%, 4/1/25  1,120,000 1,101
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,873
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 868
Georgia Power, 5.004%, 2/23/27 (4) 685,000 685
Goldman Sachs Group, 6.75%, 10/1/37  700,000 765
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,091
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,230
Hasbro, 3.00%, 11/19/24  1,550,000 1,520

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 4.125%, 6/15/29  1,895,000 1,793
HCA, 4.375%, 3/15/42  775,000 640
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 992
Healthpeak OP, 2.125%, 12/1/28 (4) 655,000 575
Healthpeak OP, 2.875%, 1/15/31  360,000 308
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,693
HSBC Bank USA, 5.875%, 11/1/34  950,000 986
HSBC Holdings, VR, 5.719%, 3/4/35 (4)(8) 1,145,000 1,158
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,577
Humana, 2.15%, 2/3/32  1,145,000 914
Humana, 3.70%, 3/23/29 (4) 1,120,000 1,051
Humana, 5.95%, 3/15/34  830,000 861
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,134
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 240
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 440
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,066
Illinois Tool Works, 3.90%, 9/1/42 (4) 1,200,000 1,035
Interpublic Group, 4.20%, 4/15/24  293,000 293
IQVIA, 6.25%, 2/1/29  730,000 759
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,323
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,015
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,899
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,318
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,341
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,142
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,325
Kilroy Realty, 4.375%, 10/1/25  480,000 469
L3Harris Technologies, 3.832%, 4/27/25  570,000 561
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,483
Lloyds Banking Group, VR, 5.462%, 1/5/28 (8) 1,015,000 1,013
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,047
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,278
McDonald's, 1.45%, 9/1/25  940,000 892
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 684
Microchip Technology, 5.05%, 3/15/29  805,000 805
Micron Technology, 4.185%, 2/15/27  880,000 855
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,537
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,379
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,136
Mohawk Industries, 5.85%, 9/18/28  1,385,000 1,424
Mondelez International, 4.75%, 2/20/29  2,970,000 2,949
Moody's, 2.00%, 8/19/31 (4) 2,195,000 1,783
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,009
Morgan Stanley, 6.25%, 8/9/26  755,000 773
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,105
Motorola Solutions, 5.00%, 4/15/29  800,000 796

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,597
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,563
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 683
NiSource, 3.49%, 5/15/27  1,730,000 1,649
NiSource, 3.95%, 3/30/48  1,775,000 1,389
Nucor, 2.70%, 6/1/30  455,000 404
Nucor, 3.95%, 5/1/28  1,996,000 1,925
Nutrien, 4.00%, 12/15/26  830,000 803
Omnicom Group, 3.60%, 4/15/26  830,000 805
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,741
O'Reilly Automotive, 5.75%, 11/20/26  390,000 395
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,799
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,205
Packaging Corp. of America, 3.65%, 9/15/24  785,000 776
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,680
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,510,000 1,385
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 702
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,104
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,403
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,069
Realty Income, 3.10%, 12/15/29  2,130,000 1,929
Realty Income, 3.95%, 8/15/27  1,490,000 1,442
RELX Capital, 3.00%, 5/22/30  945,000 845
Republic Services, 3.375%, 11/15/27  1,045,000 992
Republic Services, 5.00%, 12/15/33  2,235,000 2,217
Rogers Communications, 3.625%, 12/15/25  610,000 592
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,532
Roper Technologies, 2.95%, 9/15/29  380,000 342
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,050
Ross Stores, 1.875%, 4/15/31  450,000 368
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,292
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 539
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,236
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,473
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,109
Sempra, 3.30%, 4/1/25  835,000 816
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,524
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,423
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,799
Solventum, 5.40%, 3/1/29 (1) 1,660,000 1,659
Southern, 5.70%, 3/15/34  1,540,000 1,583
Southern California Edison, 5.15%, 6/1/29  2,775,000 2,775
Spectra Energy Partners, 3.375%, 10/15/26  480,000 459
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,944
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 920
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,932

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,031
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,649
Texas Instruments, 1.375%, 3/12/25 (4) 650,000 627
Thomson Reuters, 3.35%, 5/15/26  405,000 389
Time Warner Cable, 6.55%, 5/1/37  450,000 425
Time Warner Cable, 6.75%, 6/15/39  530,000 504
TJX, 1.60%, 5/15/31  375,000 303
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,792
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,980
Toyota Motor Credit, 4.80%, 1/5/26 (4) 2,935,000 2,925
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,449
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,208
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 374
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 327
Travelers, 6.25%, 6/15/37  750,000 824
Trinity Health, 4.125%, 12/1/45  725,000 618
UBS Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,065
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  890,349 827
UnitedHealth Group, 3.75%, 7/15/25  645,000 634
UnitedHealth Group, 4.70%, 4/15/29 (4) 3,125,000 3,111
Verizon Communications, 2.10%, 3/22/28  460,000 414
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,740
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,616
VMware, 1.40%, 8/15/26  3,125,000 2,846
Vodafone Group, 4.25%, 9/17/50  775,000 626
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,828
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1)(4) 1,395,000 1,361
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1)(4) 2,015,000 2,131
Vulcan Materials, 4.50%, 6/15/47  590,000 512
Walt Disney, 3.70%, 10/15/25  525,000 514
Warnermedia Holdings, 5.05%, 3/15/42  1,570,000 1,346
Waste Connections, 3.20%, 6/1/32  2,315,000 2,032
Weibo, 3.50%, 7/5/24  1,390,000 1,382
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,583
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,988
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 942
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,849
Williams, 5.10%, 9/15/45  1,735,000 1,613
Willis North America, 4.50%, 9/15/28  1,370,000 1,327
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 707
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,116
Workday, 3.70%, 4/1/29 (4) 750,000 706
WP Carey, 3.85%, 7/15/29  1,470,000 1,370

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,294
Total Corporate Bonds (Cost $386,713) 358,758
EQUITY MUTUAL FUNDS 4.2%
T. Rowe Price Real Assets Fund - I Class (2) 13,347,603 192,739
Total Equity Mutual Funds (Cost $165,666) 192,739
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 466
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,355
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,730
Province of British Columbia Canada, 4.20%, 7/6/33 (4) 2,648,000 2,565
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,528
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,622
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,001
United Mexican States, 2.659%, 5/24/31  3,439,000 2,878
United Mexican States, 3.50%, 2/12/34  2,315,000 1,931
Total Foreign Government Obligations & Municipalities (Cost
$19,930) 18,076
MUNICIPAL SECURITIES 0.8%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,289
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,683
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 695,000 695
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,162
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 336
7,165
Georgia 0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,688
2,688
Illinois 0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 832
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 854
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 501
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 531
2,718

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,708
1,708
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,136
2,136
New Jersey 0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 495
495
New York 0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 290
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39  700,000 718
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 968
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 261
New York State Dormitory Auth., Series F, Build America, 5.628%,
3/15/39  1,300,000 1,332
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 604
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,381
5,554
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,040,000 1,024
1,024
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  600,000 592
592
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,071
2,071
Texas 0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,384
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 970
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,023
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,576
4,953
Utah 0.0%
Utah Transit Auth., Series B, Build America, 5.937%, 6/15/39  900,000 955
955

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,400
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 730
3,130
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,101
2,101
Total Municipal Securities (Cost $40,895) 37,290
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.0%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 250,742 223
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 904,933 763
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 888,219 734
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, STEP,
4.80%, 9/26/67 (1) 1,898,987 1,843
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 904,183 789
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.599%, 11/15/34 (1) 605,000 97
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR
+ 2.254%, 7.58%, 10/15/37 (1) 2,590,000 2,577
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.979%, 10/15/34 (1) 2,080,000 2,076
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 6.667%, 2/15/39 (1) 3,254,374 3,215
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,567
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 524
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62 (1) 2,776,589 2,492
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 233
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 870,258 731
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.732%, 11/15/37 (1) 2,118,345 2,114
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,606
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 1,988

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 6.32%, 12/25/41 (1) 308,915 309
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 7.621%, 5/25/43 (1) 2,195,981 2,241
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 163,746 154
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 529,381 425
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
TSFR + 1.494%, 6.819%, 7/15/38 (1) 1,119,963 1,120
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  420,410 413
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  632,249 613
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 8,964
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,272
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,645,000 3,577
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  6,100,000 5,996
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,308,926 1,850
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 79,823 71
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.947%, 7.272%, 12/15/36 (1) 867,441 866
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 926
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,163
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50 (1) 278,463 235
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,023,395 1,958
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 7.06%,
10/15/33 (1) 2,510,000 2,460
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 643
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 514,512 457
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 596,061 531
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.54%, 4/15/38 (1) 3,015,762 2,995

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,630
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,874
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 476,071 378
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 412,346 419
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52 (1) 1,704,574 1,407
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 155,498 139
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR +
1.214%, 6.544%, 10/25/59 (1) 58,714 58
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63 (1) 107,648 110
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.189%, 12/25/49 (1) 1,248,108 1,038
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,916,327 1,679
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 162,076 149
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M TSFR + 1.614%, 6.939%, 5/15/38 (1) 1,560,000 1,482
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 15,130 15
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 594,727 572
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 289,277 266
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.42%, 10/25/33 (1) 835,000 850
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.17%, 11/25/41 (1) 1,191,976 1,191
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.569%, 3/25/44 (1) 2,400,000 2,402
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 1,453 1
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 110,586 107
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
3.642%, 11/25/59 (1) 230,283 223

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 436,493 423
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 416,624 363
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (1) 2,599,722 2,249
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,063,838 1,060
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
ARM, 6.318%, 3/25/69 (1) 1,510,000 1,510
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$99,390) 93,330
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  47,229 4,697
Total Consumer Discretionary 4,697
Total Preferred Stocks (Cost $4,035) 4,697
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.6%
U.S. Government Agency Obligations 5.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  598,928 565
3.00%, 1/1/29 - 8/1/43  2,958,056 2,654
3.50%, 3/1/42 - 3/1/46  4,836,575 4,443
4.00%, 9/1/40 - 6/1/42  1,494,413 1,417
4.50%, 6/1/39 - 5/1/42  870,600 855
5.00%, 12/1/35 - 8/1/40  396,788 397
5.50%, 1/1/38 - 12/1/39  127,005 129
6.00%, 2/1/28 - 8/1/38  13,879 14
6.50%, 8/1/32  5,851 6
7.00%, 6/1/32  11,130 12
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  3,012 3
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  16,291 17
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  12,481 13
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  12,749 13
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  34,939 35
RFUCCT1Y + 2.03%, 6.276%, 11/1/36  20,201 20
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  565,904 112

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  779,880 680
2.00%, 8/1/36 - 5/1/52  21,838,658 17,610
2.50%, 11/1/36 - 5/1/52  29,841,352 24,890
3.00%, 11/1/34 - 9/1/52  6,374,772 5,532
3.50%, 6/1/33  236,328 227
4.00%, 12/1/49 - 2/1/50  1,663,333 1,556
4.50%, 9/1/37 - 11/1/52  2,998,462 2,857
5.00%, 10/1/51 - 5/1/53  3,301,454 3,225
5.50%, 8/1/53 - 2/1/54  3,065,687 3,058
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,031,363 1,859
4.00%, 11/1/40  584,816 562
4.50%, 7/1/40  418,392 403
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  8,611 9
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  2,736 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,359,175 6,257
2.00%, 5/1/36 - 5/1/52  70,422,256 57,266
2.50%, 10/1/31 - 5/1/52  33,395,338 28,372
3.00%, 1/1/27 - 3/1/52  28,654,881 25,544
3.50%, 11/1/26 - 1/1/52  16,788,671 15,402
4.00%, 11/1/40 - 9/1/52  12,678,266 11,941
4.50%, 4/1/37 - 7/1/53  10,603,221 10,218
5.00%, 2/1/34 - 7/1/53  3,721,077 3,673
5.50%, 2/1/35 - 2/1/54  10,065,531 10,075
6.00%, 3/1/28 - 1/1/54  11,529,083 11,730
6.50%, 1/1/28 - 11/1/53  2,091,958 2,147
7.00%, 9/1/25 - 4/1/32  14,109 13
7.50%, 9/1/26  65 —
8.00%, 8/1/24 - 7/1/26  86 —
UMBS, TBA (11)
2.50%, 4/1/54  2,240,000 1,851
3.50%, 4/1/54  3,425,000 3,065
5.00%, 4/1/54  5,680,000 5,542
6.00%, 4/1/54  1,055,000 1,065
6.50%, 4/1/54  1,595,000 1,629
268,966
U.S. Government Obligations 1.8%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  803,793 692
2.00%, 1/20/51 - 3/20/52  18,451,435 15,122
2.50%, 8/20/50 - 1/20/52  16,793,893 14,310
3.00%, 9/15/42 - 6/20/52  14,467,986 12,798
3.50%, 9/15/41 - 1/20/49  9,147,574 8,452

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 2/15/41 - 10/20/52  8,898,618 8,398
4.50%, 6/15/39 - 4/20/53  6,187,480 6,001
5.00%, 12/20/34 - 6/20/49  4,045,720 4,051
5.50%, 2/20/34 - 3/20/49  1,225,824 1,249
6.00%, 8/20/34 - 4/15/36  50,433 52
6.50%, 5/15/24 - 3/15/26  170 —
7.50%, 5/15/24 - 9/15/26  1,421 —
8.00%, 11/15/24 - 11/15/25  2,193 2
8.50%, 6/20/25 - 6/20/26  1,124 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  135,101 122
3.50%, 10/20/50  1,010,000 840
Government National Mortgage Assn., TBA (11)
2.50%, 4/20/54  3,440,000 2,930
5.50%, 4/20/54  2,070,000 2,068
6.00%, 4/20/54  1,610,000 1,624
6.50%, 4/20/54  1,645,000 1,672
80,385
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $376,745) 349,351
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.4%
U.S. Treasury Obligations 8.4%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,071
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,275
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,248
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,149
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 15,551
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,209
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,779
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,487
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,149
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,025
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,256
U.S. Treasury Bonds, 3.00%, 11/15/44  3,200,000 2,561
U.S. Treasury Bonds, 3.00%, 5/15/45 (12) 10,640,000 8,482
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,875
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 904
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,564
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,046
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,215
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,516
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,159
U.S. Treasury Bonds, 3.625%, 5/15/53  10,055,000 8,834

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,387
U.S. Treasury Bonds, 3.875%, 5/15/43  4,035,000 3,725
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,746
U.S. Treasury Bonds, 4.25%, 2/15/54  3,175,000 3,122
U.S. Treasury Bonds, 4.50%, 2/15/44  2,925,000 2,942
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,787
U.S. Treasury Notes, 0.375%, 11/30/25  11,560,000 10,753
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,485
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,532
U.S. Treasury Notes, 0.75%, 8/31/26  9,175,000 8,386
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,037
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 38,490
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,670
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,195
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 22,541
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,058
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,711
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,836
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,675
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,661
U.S. Treasury Notes, 3.375%, 5/15/33  280,000 262
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 28,622
U.S. Treasury Notes, 3.75%, 12/31/28  3,770,000 3,690
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,176
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,495
U.S. Treasury Notes, 4.00%, 2/15/34  9,665,000 9,505
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 7,937
U.S. Treasury Notes, 4.125%, 10/31/27  21,610,000 21,438
U.S. Treasury Notes, 4.25%, 2/28/29  15,860,000 15,882
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,593
388,694
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $436,530) 388,694
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund, 5.37% (2)(13) 90,012,734 90,013
Total Short-Term Investments (Cost $90,013) 90,013

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (2)(13) 23,764,997 23,765
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 23,765
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (2)(13) 21,152,789 21,153
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 21,153
Total Securities Lending Collateral (Cost $44,918) 44,918
Total Investments in Securities 101.4%
(Cost $3,291,686) $ 4,680,111
Other Assets Less Liabilities (1.4)% (63,526)
Net Assets 100.0% $ 4,616,585
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$165,674 and represents 3.6% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is on loan at March 31, 2024.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,160 and represents 0.0% of net assets.
(7) Level 3 in fair value hierarchy.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,446 and represents 0.5% of net assets.
(12) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 25,000 579 531 48
Total Centrally Cleared Credit Default Swaps,
Protection Sold 48
Total Centrally Cleared Swaps 48
Net payments (receipts) of variation margin to date (48)
Variation margin receivable (payable) on centrally cleared swaps $ —

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 352 U.S. Treasury Notes five year contracts 6/24 37,670 $ 46
Long, 52 U.S. Treasury Notes ten year contracts 6/24 5,761 20
Long, 60 U.S. Treasury Notes two year contracts 6/24 12,269 (14)
Net payments (receipts) of variation margin to date (109)
Variation margin receivable (payable) on open futures contracts $ (57)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 8.49%  $ — $ — $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.21%  — (1,554) 3,330
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 8.23%  — 46 33
T. Rowe Price Real Assets Fund - I Class  — 5,722 —
T. Rowe Price Government Reserve Fund, 5.39% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 1,086
Totals $ — # $ 4,214 $ 4,449 +

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
8.49%  $ 15 $ — $ — $ 15
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.21%  203,169 3,291 — 204,906
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 8.23%  111 10,523 — 10,680
T. Rowe Price Real Assets Fund
- I Class  179,767 7,250 — 192,739
T. Rowe Price Government
Reserve Fund, 5.39% 47,322 ¤ ¤ 44,918
T. Rowe Price Treasury Reserve
Fund, 5.37% 62,473 ¤ ¤ 90,013
Total $ 543,271 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,449 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $533,824.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Balanced Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,288,786 $ — $ 1,288,786
Bond Mutual Funds 215,601 — — 215,601
Common Stocks 2,053,107 788,090 948 2,842,145
Convertible Preferred Stocks — — 1,212 1,212
Equity Mutual Funds 192,739 — — 192,739
Preferred Stocks — 4,697 — 4,697
Short-Term Investments 90,013 — — 90,013
Securities Lending Collateral 44,918 — — 44,918
Total Securities 2,596,378 2,081,573 2,160 4,680,111
Swaps* — 48 — 48
Futures Contracts* 66 — — 66
Total $ 2,596,444 $ 2,081,621 $ 2,160 $ 4,680,225
Liabilities
Futures Contracts* $ 14 $ — $ — $ 14
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F68-054Q1 03/24